Commitments and Contingencies - Additional Information (Detail) (INR) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Loss Contingencies [Line Items]
Capital commitments, estimated amounts of contracts remaining to be executed on the capital account	3,274.2	3,551.2
Contingencies, estimated provision for indirect taxes claims which are not yet acknowledged as debts	3,120.7	1,538.9
Future minimum lease payments expected to be received under non-cancellable sub leases	664.7	742.8